Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2017
Hospice Revenue Recognition [Abstract]
Schedule Of Medicare Cap Liability Activity

	2017	2016
Beginning Balance January 1,	$ 235	$ 1,165
2018 measurement period	2,435	-
Prior measurement periods	247	228
Payments	(482)	(1,158)
Ending Balance December 31,	$ 2,435	$ 235

Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2015	$3,799	$5,999	$2,874	$(514)	$12,158
Bad debt provision	1,793	7,209	3,938	664	13,604
Write-offs	(3,382)	(6,595)	(4,331)	(209)	(14,517)
Other/Contractual adjustments	752	65	791	(113)	1,495
Ending Balance December 31, 2016	2,962	6,678	3,272	(172)	12,740
Bad debt provision	3,015	5,618	3,789	686	13,108
Write-offs	(2,431)	(7,031)	(4,202)	-	(13,664)
Other/Contractual adjustments	498	111	740	-	1,349
Ending Balance December 31, 2017	$4,044	$5,376	$3,599	$514	$13,533